STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Feb. 28, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 1,265,703	$ 541,177	$ 904,957	$ (534,999)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred compensation cost		7,000		28,000
Stock based compensation expense	154,925	87,271	108,083	205,486
Depreciation and amortization	228,900	229,178	257,257	300,611
Gain on sale of fixed asset	(6,000)
Deferred capital gain - building lease	(16,860)	(16,860)	(18,734)	(22,480)
Deferred taxes	10,834	8,843	(60,747)	(40,689)
Provision for returns and doubtful accounts		58,339	58,941	(19,360)
Changes in operating assets and liabilities:
Decrease/(Increase) in accounts receivable	351,319	(243,428)	(418,860)	(132,490)
Increase in inventory	(290,722)	(225,177)	(304,978)	(313,426)
(Increase)/Decrease in prepaid expense and other assets	(177,346)	37,753	5,217	(83,289)
Increase in other assets			(93)	(350)
Increase/(Decrease) in accounts payable	137,521	(409,171)	(318,030)	464,664
Decrease in accrued payroll and related taxes	(213,700)	(17,253)	157,885	28,252
(Decrease)/Increase in accrued expense	(30,823)	136,045	240,703	(82,049)
(Decrease)/Increase in accrued tax liability	(60,852)	303,349	288,311	(129,497)
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,352,899	497,066	899,912	(331,616)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for capital expenditures	(188,006)	(160,946)	(137,817)	(203,125)
Purchase of certificate of deposit	(1,500,000)
Proceeds on sale of fixed assets	6,000
Payments for patents	(137,858)	(70,556)	(80,509)	(212,008)
Proceeds/(reinvested earnings) from certificates of deposit	92,266	(1,196)
Purchase of certificates of deposit			(955)	(1,196)
NET CASH USED IN INVESTING ACTIVITIES	(1,727,598)	(232,698)	(219,281)	(416,329)
CASH FLOWS FROM FINANCING ACTIVITIES
Stock issuances	51,250
Payment for cancelled shares	(1,755)	(19,360)	(19,360)	(43,393)
Purchase of treasury stock		(484)		(97,346)
NET CASH PROVIDED BY/(USED IN) FINANCING ACTIVITIES	49,495	(19,844)	(19,360)	(140,739)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(325,204)	244,524	661,271	(888,684)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	3,974,536	3,417,183	3,313,265	4,201,949
CASH AND CASH EQUIVALENTS, END OF PERIOD	3,649,332	3,661,707	3,974,536	3,313,265
Cash paid during the periods for:
Interest				1,886
Taxes	378,000		175,000	194,470
NON-CASH FINANCING AND INVESTING ACTIVITIES
Issuance of common stock as compensation	$ 103,333	$ 101,250	$ 112,500	$ 89,658